Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	Feb. 28, 2021 USD ($) $ / shares	Feb. 28, 2021 ILS (₪) ₪ / shares	Dec. 31, 2020 shares	Aug. 31, 2020 USD ($) $ / shares	Aug. 31, 2020 ILS (₪) ₪ / shares	Dec. 24, 2019 $ / shares	Nov. 30, 2019 USD ($)	Nov. 30, 2019 ILS (₪) ₪ / shares	Aug. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	May 31, 2018 USD ($) $ / shares
Equity (Details) [Line Items]
Ordinary shares			568,620
Dividend payables				$ 7,881	₪ 27,071		$ 7,079	₪ 24,471	$ 7,953	$ 5,015	$ 5,012
Dividend per share | (per share)		₪ 2.16		$ 0.52	₪ 1.77	$ 0.46		₪ 1.6	$ 0.52	$ 0.34	$ 0.34
Events After Reporting Period [Member]
Equity (Details) [Line Items]
Dividend payables	$ 10,094	₪ 33,036
Dividend per share | (per share)	$ 0.66	₪ 2.16